Fair Value Measurement (Tables)	3 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
(In thousands of Euros)	Level	Measurement	December 31, 2023	September 30, 2023
Derivative assets			36,727	31,708
Derivative assets not designated as hedging instruments	2	FVtPL	35,629	28,795
Derivative assets designated as hedging instruments	2	FVtOCI	1,098	2,913
Derivative liabilities	2	FVtPL	480	6,925

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(In thousands of Euros)	Level	Nominal value	Carrying value	Fair value
December 31, 2023
Term Loan (EUR)	2	375,000	369,388	384,315
Term Loan (USD)	2	299,083	296,974	312,364
Vendor Loan	2	199,560	207,437	189,090
Senior Notes	2	428,500	442,393	414,149

September 30, 2023
Term Loan (EUR)	2	375,000	368,701	348,426
Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682